CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Cash and cash equivalents		$ 23,962	$ 17,519
Short-term bank deposits		8,414	42,442
Accounts receivable (net of allowance of $1,063 and $789 at December 31, 2015 and 2016, respectively)		71,346	66,662
Prepaid expenses and other current assets		10,036	17,396
Total Current Assets		113,758	144,019
Property and equipment, net		14,205	12,714
Intangible assets, net		44,018	66,072
Goodwill		190,737	203,693
Deferred taxes		4,117	12,344
Other assets		1,617	3,456
Total Assets		368,452	442,298
Current Liabilities:
Accounts payable		38,293	40,388
Accrued expenses and other liabilities		17,466	22,857
Short-term loans and current maturities of long-term and convertible debt		17,944	23,756
Deferred revenues		5,354	7,731
Payment obligation related to acquisitions		7,653	11,893
Total Current Liabilities		86,710	106,625
Long-Term Liabilities:
Long-term debt, net of current maturities		37,928	46,920
Convertible debt, net of current maturities	[1]	21,862	28,371
Payment obligation related to acquisitions			37,231
Deferred taxes		8,087	19,456
Other long-term liabilities		5,721	3,858
Total Liabilities		160,308	242,461
Commitments and Contingencies
Shareholders' Equity:
Ordinary shares of ILS 0.01 par value - Authorized: 120,000,000 shares; Issued: 76,157,506 and 77,569,088 shares at December 31, 2015 and 2016, respectively; Outstanding: 75,811,487 and 77,223,069 shares at December 31, 2015 and 2016, respectively		210	206
Additional paid-in capital		234,831	227,258
Treasury shares at cost (346,019 shares at December 31, 2015 and 2016)		(1,002)	(1,002)
Accumulated other comprehensive loss		(265)	(794)
Accumulated deficit		(25,630)	(25,831)
Total Shareholders' Equity		208,144	199,837
Total Liabilities and Shareholders' Equity		$ 368,452	$ 442,298

[1]	include accrued interest of $463 and $376 as of December 31, 2015 and 2016 respectively